EQUITY - Disclosure of number and weighted average exercise prices of share options (Details)	6 Months Ended
	Jun. 30, 2022 Shares $ / shares shares
Disclosure of classes of share capital [abstract]
Options outstanding at the beginning of the year - Number of options | Shares	5,443,245
Options granted during the year - Number of options | Shares	97,500
Options exercised during the year - Number of options | Shares	(227,067)	[1]
Options forfeited during the year - Number of options | Shares	(188,850)
Options outstanding at the end of year - Number of options | Shares	5,124,828
Options exercisable at the end of year - Number of options | Shares	2,799,538
Options outstanding at the beginning of the year - Weighted average exercise price | $ / shares	$ 3.91
Options granted during the year - Weighted average exercise price | $ / shares	2.13
Options exercised during the year - Weighted average exercise price | $ / shares	1.6	[1]
Options forfeited during the year - Weighted average exercise price | $ / shares	7.63
Options outstanding at the end of year - Weighted average exercise price | $ / shares	3.89
Options exercisable at the end of year - Weighted average exercise price | $ / shares	$ 3.77
Number Of Share Options Exercised Under Cashless Mechanism | shares	18,755
Number of common shares exercised under cashless mechanism | shares	9,056

[1]	Includes 18,755 Options exercised under cashless mechanism to 9,056 Common Shares.